Other Income (Expenses), Net (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
Interest income -
Installment receivables	$ 3,524	¥ 289,000	¥ 503,000	¥ 1,206,000
Other	32,098	2,632,000	2,670,000	3,785,000
Dividends	10,427	855,000	1,320,000	1,167,000
Interest expense	(94,927)	(7,784,000)	(6,475,000)	(8,502,000)
Net gain (loss) from sale of investment securities	(30,683)	(2,516,000)	(54,000)	679,000
Exchange gain (loss), net	47,122	3,864,000	(4,193,000)	1,066,000
Other	(49,683)	(4,074,000)	3,109,000	(1,457,000)
Total	$ (82,122)	¥ (6,734,000)	¥ (3,120,000)	¥ (2,056,000)